Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 18.2%
	INTERNET 18.2%
73,000	Alphabet, Inc. Class A	$20,991,880
38,500	Meta Platforms, Inc. Class A	22,027,005
175,000	Netflix, Inc.(1)	16,826,250
52,000	Roku, Inc.(1)	4,920,240
		64,765,375
CONSUMER DISCRETIONARY 9.1%
	AUTO MANUFACTURERS 4.7%
320,000	Rivian Automotive, Inc. Class A(1)(2)	4,816,000
32,000	Tesla, Inc.(1)	11,896,000
		16,712,000
	INTERNET 4.4%
74,000	Amazon.com, Inc.(1)	15,411,980
		32,123,980
FINANCIALS 9.3%
	DIVERSIFIED FINANCIALS 6.3%
77,000	Coinbase Global, Inc. Class A(1)	13,444,970
30,000	Visa, Inc. Class A	9,067,200
		22,512,170
	INTERNET 3.0%
153,000	Robinhood Markets, Inc. Class A(1)	10,602,900
		33,115,070
HEALTHCARE 13.7%
	BIOTECHNOLOGY 7.8%
285,000	Exelixis, Inc.(1)	12,223,650
60,000	Insmed, Inc.(1)	9,811,200
13,000	Vertex Pharmaceuticals, Inc.(1)	5,805,020
		27,839,870
	PHARMACEUTICALS 5.9%
4,500	Eli Lilly & Co.	4,138,965
32,000	Madrigal Pharmaceuticals, Inc.(1)(2)	16,751,040
		20,890,005
		48,729,875
INDUSTRIALS 3.5%
	INTERNET 3.5%
172,000	Uber Technologies, Inc.(1)	12,371,960
INFORMATION TECHNOLOGY 45.8%
	COMPUTERS 2.6%
24,000	Crowdstrike Holdings, Inc. Class A(1)	9,369,840
	INTERNET 5.9%
40,000	AppLovin Corp. Class A(1)	15,920,000
43,000	Shopify, Inc. Class A(1)	5,100,660
		21,020,660
	SEMICONDUCTORS 22.0%
99,000	Advanced Micro Devices, Inc.(1)	20,139,570
57,000	ARM Holdings PLC ADR(1)(2)	8,622,960
55,000	Broadcom, Inc.	17,023,050
17,000	Micron Technology, Inc.	5,743,280
152,000	NVIDIA Corp.	26,508,800
		78,037,660
Shares		Value
COMMON STOCKS 99.6% (continued)
INFORMATION TECHNOLOGY 45.8% (continued)
	SOFTWARE 15.3%
118,000	CoreWeave, Inc. Class A(1)(2)	$9,141,460
32,000	Microsoft Corp.	11,845,440
33,000	Palantir Technologies, Inc. Class A(1)	4,827,240
45,000	Salesforce, Inc.	8,400,150
85,000	ServiceNow, Inc.(1)	8,886,750
90,000	Strategy, Inc.(1)(2)	11,232,000
		54,333,040
		162,761,200
TOTAL COMMON STOCKS (Cost $210,920,609)		353,867,460
SHORT-TERM INVESTMENTS 1.0%
	MONEY MARKET FUNDS 1.0%
2,082,651	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(3)	2,082,651
1,650,308	State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,650,308
		3,732,959
TOTAL SHORT-TERM INVESTMENTS (Cost $3,732,959)		3,732,959
TOTAL INVESTMENTS IN SECURITIES 100.6% (Cost $214,653,568)		$357,600,419
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.6)%		(2,180,278)
NET ASSETS(5) 100.0%		$355,420,141

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2026, the market value of the securities on loan was $44,708,375.
(3)	Rate reflects 7 day yield as of March 31, 2026.
(4)
Securities with an aggregate market value of
$44,708,375 were out on loan in exchange for collateral
including $1,650,308 of cash collateral as of March 31,
2026. The collateral was invested in a cash collateral
reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$214,653,568, aggregate gross unrealized appreciation
was $158,375,668, aggregate gross unrealized
depreciation was $15,428,817 and the net unrealized
appreciation was $142,946,851.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.